Concentrations	6 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 11.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Luxembourg are similarly guaranteed. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at June 30, 2015, or December 31, 2014.

Customers accounting for more than 10% of total revenues during the three or six months ended June 30, 2015 or 2014, are tabulated as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2015		2014		2015		2014
	(in thousands, except percentages)				(in thousands, except percentages)
Customer A	$343	21%	$—	—%	$376	14%	$—	—%
Customer B	$199	12%	$25	1%	$408	15%	$25	1%
Customer C	$10	1%	$241	14%	$26	1%	$241	8%
Customer D	$4	—%	$224	13%	$23	1%	$225	7%
Customer E	$29	2%	$202	12%	$49	2%	$213	7%
Customer F	$146	9%	$182	11%	$252	9%	$279	9%